Prepayments and Other Current Assets (Details 1) (Other Current Assets [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Movements in allowance for doubtful accounts:
Balance at the beginning of the year	(60,000)	$ (9,000)	(60,000)	(1,723,000)	(1,125,000)
Provision for doubtful collection	0	(642,000)	(4,080,000)	0	(598,000)
Decrease due to disposal of P3A	0	0	0	1,663,000	0
Balance at the end of the year	(60,000)	$ (651,000)	(4,140,000)	(60,000)	(1,723,000)